OTHER LIABILITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, beginning of year	$ 24,251	$ 38,654	$ 39,252
Acquisition of Bluestone	7
Acquisition of MSG (Note 5 (b))	3,186
Change in estimate (a)	6,926	2,711	3,585
Accretion expense (Note 24)	4,231	9,144	7,120
Lease payments (Principal)	(12,688)	(13,285)	(13,395)
Lease payments (Interest)	(3,294)	(3,917)
Foreign exchange	1,501	(9,056)	2,092
Balance, end of year	24,120	24,251	38,654
Current	17,647	13,216	13,945
Non-current	$ 6,473	$ 11,035	$ 24,709